                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

             Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS June 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                            COUPON    MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
---------                                                                            ------    --------    -----------
            TAX-EXEMPT MUNICIPAL BONDS (96.6%)
            General Obligation (2.3%)
    1,500   Poway Unified School District No 14 - Del Sur, California, Ser 2006        5.25%   09/01/36    $ 1,480,860
      500   Henderson Local Improvement Districts No. T-18, Nevada, Ser 2006           5.30    09/01/35        489,425
  -------                                                                                                  -----------
    2,000                                                                                                    1,970,285
  -------                                                                                                  -----------
            Educational Facilities Revenue (6.6%)
            Pima County Industrial Development Authority, Arizona, Noah
    1,000      Webster Basic School Ser 2004 A                                        6.125    12/15/34      1,035,300
            ABAG Finance Authority for Nonprofit Corporations, California,
      500      National Center for International Schools COPs                          7.50    05/01/11        510,430
            Bellalago Educational Facilities Benefits District, Florida, Bellalago
      495      Charter School Ser 2004 B                                               5.80    05/01/34        507,187
            Illinois Finance Authority, Fullerton Village Student Housing
      500      Ser 2004 A                                                             5.125    06/01/35        494,770
    1,500   Upland, Indiana, Taylor University Ser 2002                                6.25    09/01/28      1,625,655
            Maryland Industrial Development Financing Authority, Our Lady of
      420      Good Counsel High School Ser 2005 A                                     5.50    05/01/20        433,154
            Chattanooga Health Educational & Housing Facilities Board,
    1,000      Tennessee, Student Housing Refg Ser 2005 A **                           5.00    10/01/25        969,270
  -------                                                                                                  -----------
    5,415                                                                                                    5,575,766
  -------                                                                                                  -----------
            Hospital Revenue (16.9%)
            Colbert County - Northwest Health Care Authority, Alabama, Helen
    1,000      Keller Hospital Ser 2003                                                5.75    06/01/27      1,012,300
      750   University of Colorado Hospital Authority, Ser 2006 A                      5.00    11/15/37        734,370
            Hawaii Department of Budget & Finance, Wilcox Memorial Hospital
    1,500      Ser 1998                                                                5.50    07/01/28      1,517,955
            Madison County Industrial Development Authority, Idaho, Madison
    1,000      Memorial Hospital Ser 2006 COPs                                         5.25    09/01/37      1,002,110
            Indiana Health Facility Financing Authority, Riverview Hospital
      500      Ser 2002                                                               6.125    08/01/31        527,400
            Maryland Health & Higher Education Facilities Authority, Edenwald
      500      Ser 2006 A (WI)                                                         5.40    01/01/37        499,330
    1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                  6.75    10/01/31      1,052,320
    1,000   Henderson, Nevada, Catholic Health West Ser 1998 A                        5.125    07/01/28      1,003,940
            New Hampshire Higher Educational & Health Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 A                               6.00    05/01/28      1,018,030
            New Jersey Health Care Facilities Financing Authority, Raritan Bay
    1,000      Medical Center Ser 1994                                                 7.25    07/01/27      1,022,900
            North Carolina Medical Care Commission Health Care Facilities,
    1,000      Presbyterian Homes Ser 2006 (WI)                                        5.50    10/01/31        999,910
            Oklahoma Development Finance Authority, Comanche County
    1,000      Hospital 2000 Ser B                                                     6.60    07/01/31      1,089,180

            South Carolina Jobs Economic Development Authority, Palmetto
      120      Health Ser 2003 C                                                      6.875    08/01/27        136,304
            Knox County Health, Educational & Housing Facility Board,
      500      Tennessee, Baptist Health of East Tennessee Ser 2002                    6.50    04/15/31        526,665
            Decatur Hospital Authority, Texas, Wise Regional Health
      500      Ser 2004 A                                                             7.125    09/01/34        538,025
            Teton County Hospital District, Wyoming, St John's Medical Center
    1,500      Ser 2002                                                                6.75    12/01/27      1,580,175
  -------                                                                                                  -----------
   13,870                                                                                                   14,260,914
  -------                                                                                                  -----------
            Industrial Development/Pollution Control Revenue (11.4%)
            California County Tobacco Securitization Agency, Gold County
    1,000      Settlement Funding Corp Ser 2006                                        0.00    06/01/33        211,510
            Metropolitan Washington Airports Authority, District of Columbia &
    1,005      Virginia, CaterAir International Corp Ser 1991 (AMT) +                10.125    09/01/11      1,006,296
            Hawaii Department of Budget & Finance, Hawaiian Electric Co
      200      Ser 1996 A (AMT) (MBIA)                                                 6.20    05/01/26        202,340
            Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)
    1,000      (Mandatory Tender 06/01/07)                                             6.00    06/01/27      1,009,020
            Maryland Industrial Development Financing Authority, Medical
    1,235      Waste Associates LP 1989 Ser (AMT)                                      8.75    11/15/10        903,378
            Nassau County Tobacco Settlement Corporation, New York,
    1,000      Ser 2006                                                               5.125    06/01/46        978,340
            New York City Industrial Development Agency, New York,
    1,000      American Airlines Inc Ser 2005 (AMT)                                    7.75    08/01/31      1,168,790
    1,000      IAC/Interactive Corp Ser 2005                                           5.00    09/01/35      1,001,390
    1,000      7 World Trade Center LLC Ser 2005 A                                     6.50    03/01/35      1,063,780
            Carbon County Industrial Development Authority, Pennsylvania,
      425      Panther Creek Partners Refg 2000 Ser (AMT)                              6.65    05/01/10        447,865
            Pennsylvania Economic Development Financing Authority, Reliant
      500      Energy Inc Ser 2001 A (AMT)                                             6.75    12/01/36        535,570
      375   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988        7.50    09/01/08        370,988
            Pittsylvania County Industrial Development Authority, Virginia,
      700      Multi-Trade LP Ser 1994 A (AMT)                                         7.45    01/01/09        704,865
  -------                                                                                                  -----------
   10,440                                                                                                    9,604,132
  -------                                                                                                  -----------
            Mortgage Revenue - Multi-Family (0.3%)
            Washington Housing Finance Commission, FNMA Collateralized
      290      Refg Ser 1990 A                                                         7.50    07/01/23        290,499
  -------                                                                                                  -----------
            Mortgage Revenue - Single Family (0.7%)
            Maricopa County Industrial Development Authority, Arizona,
       25      Ser 2000-1C (AMT)                                                       6.25    12/01/30         25,469
      205   Colorado Housing Finance Authority, 1998 Ser B-2 (AMT)                     7.25    10/01/31        210,338
      320   Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                 6.45    09/01/29        328,557
  -------                                                                                                  -----------
      550                                                                                                      564,364
  -------                                                                                                  -----------
            Nursing & Health Related Facilities Revenue (9.2%)
            Orange County Health Facilities Authority, Florida, Westminister
    2,000      Community Care Services Inc Ser 1999                                    6.75    04/01/34      2,059,060
            Pinellas County Health Facilities Authority, Florida, Oaks of
    1,000      Clearwater Ser 2004                                                     6.25    06/01/34      1,040,260

            Iowa Health Facilities Development Financing Authority, Care
      960      Initiatives Ser 1996                                                    9.25    07/01/25      1,138,483
            Massachusetts Development Finance Agency,
      500      Evergreen Center Ser 2005                                               5.50    01/01/35        491,870
    1,205      Kennedy-Donovan Center Inc 1990 Issue                                   7.50    06/01/10      1,244,331
            New Jersey Health Care Facilities Financing Authority, Spectrum for        6.50    02/01/22        731,241
      730      Living - FHA Insured Mortgage Refg Ser B
            Mount Vernon Industrial Development Agency, New York, Meadowview at
    1,000      the Wartburg Ser 1999                                                   6.20    06/01/29      1,017,830
  -------                                                                                                  -----------
    7,395                                                                                                    7,723,075
  -------                                                                                                  -----------

            Public Facilities Revenue (1.2%)
            Kansas City Industrial Development Authority, Missouri, Plaza Library
    1,000      Ser 2004                                                                5.90    03/01/24        982,270
  -------                                                                                                  -----------
            Recreational Facilities Revenue (11.3%)
            Sacramento Financing Authority, California, Convention Center Hotel
    1,000      1999 Ser A                                                              6.25    01/01/30      1,046,180
    1,300   San Diego County, California, San Diego Natural History Museum COPs        5.60    02/01/18      1,234,168
      500   Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser A (a)           6.40    09/01/11        511,445
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001           6.25    01/01/31      1,593,630
            Overland Park Development Corporation, Kansas, Convention Center Hotel
    1,000      Ser 2000 A                                                             7.375    01/01/32      1,090,690
            St Louis Industrial Development Authority, Missouri, Kiel Center
    3,000      Refg Ser 1992 (AMT)                                                     7.75    12/01/13      3,022,500
            Austin Convention Enterprises Inc, Texas, Convention Center Hotel
    1,000      Ser 2000 A                                                              6.70    01/01/32      1,052,980
  -------                                                                                                  -----------
    9,300                                                                                                    9,551,593
  -------                                                                                                  -----------

            Retirement & Life Care Facilities Revenue (24.9%)
            Orange County Health Facilities Authority, Florida, Orlando Lutheran
    1,100      Towers Inc Ser 2005                                                    5.375    07/01/20      1,067,891
            St Johns County Industrial Development Authority, Florida, Glenmoor
    2,000      Ser 1999 A                                                              8.00    01/01/30      2,134,980
            Illinois Finance Authority, Friendship Village of Schaumburg
    1,000      Ser 2005 A                                                             5.625    02/15/37      1,003,650
      750   Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1       6.90    11/15/33        815,070
            Saint Joseph County, Indiana, Holy Cross Village at Notre Dame
      275      Ser 2006 A                                                              6.00    05/15/26        285,986
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                                   6.00    11/15/38      1,032,990
            Massachusetts Development Finance Agency, Loomis Communities
    1,425      Ser 1999 A                                                             5.625    07/01/15      1,433,308
            Kansas City Industrial Development Authority, Missouri, Bishop
    1,000      Spencer 2004 Ser I                                                      6.25    01/01/24      1,036,650
            New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                      7.25    11/15/31      1,080,510
    1,000      Franciscan Oaks Ser 1997                                                5.70    10/01/17      1,022,650
    1,000      Franciscan Oaks Ser 1997                                                5.75    10/01/23      1,022,030
      500      Lions Gate Ser 2005 A                                                  5.875    01/01/37        508,455
      750   Suffolk County Industrial Development Agency, New York, Jefferson's
               Ferry Ser 2006                                                          5.00    11/01/28        744,465

      750   Bucks County Industrial Development Authority, Pennsylvania, Ann's
               Choice Ser 2005 A                                                       6.25    01/01/35        776,745
      500   Montgomery County Industry Development Authority, Pennsylvania,
               Whitemarsh Community Ser 2005                                           6.25    02/01/35        525,010
            Shelby County Health, Educational & Housing Facilities Board,
      500      Tennessee, Trezevant Manor Ser 2006 A                                   5.75    09/01/37        491,135
      750      Village at Germantown Ser 2003 A                                        7.25    12/01/34        791,115
            Bexar County Health Facilities Development Corporation, Texas, Army
    1,000      Retirement Residence Ser 2002                                           6.30    07/01/32      1,054,220
            Lubbock Health Facilities Development Corporation, Texas, Carillon
    1,000      Ser 2005 A                                                              6.50    07/01/26      1,015,700
            Chesterfield County Industrial Development Authority, Virginia,
    2,580      Brandermill Woods Ser 1998                                              6.50    01/01/28      2,638,364
            Peninsula Ports Authority of Virginia, Virginia Baptist Homes
      500      Ser 2003 A                                                              5.40    12/01/33        499,265
  -------                                                                                                  -----------
   20,380                                                                                                   20,980,189
  -------                                                                                                  -----------

            Tax Allocation Revenue  (9.9%)
            Carlsbad Community Facility District 3 Impt Area 1, California,
      475      Ser 2006                                                                5.30    09/01/36        465,505
            San Marcos Community Facilities District No 2002-01, California,
    1,000      University Commons Ser 2004                                             5.90    09/01/28      1,037,790
            Santa Ana Unified School District, California, Community Facilities
      700      District, No 2004-1 Ser 2005                                            5.05    09/01/30        691,768
            Elk Valley Public Improvement Corporation, Colorado
      500     Ser 2001 A                                                               7.30    09/01/22        531,120
      500     Ser 2001 A                                                               7.35    09/01/31        527,440
            Midtown Miami Community Development District, Florida, Parking Garage
    1,000      Ser 2004 A                                                              6.25    05/01/37      1,079,130
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                                  0.00++  01/01/24        457,720
      500   Chicago, Illinois, Lake Shore East Ser 2002                                6.75    12/01/32        534,795
            Pingree Grove Special Service Area No. 7, Illinois, Cambridge Lakes        6.00    03/01/36        500,160
      500      Ser 2006
      500   Prince George's County, Maryland, National Harbor Ser 2004                 5.20    07/01/34        490,245
    1,000   Des Peres, Missouri, West County Center Ser 2002                           5.75    04/15/20      1,011,920
            Clark County Special Improvement District 142, Nevada, Mountains          6.375    08/01/23        515,725
      500      Edge Ser 2003
            Allegheny County Redevelopment Authority, Pennsylvania, Pittsburgh
      500      Mills Ser 2004                                                          5.60    07/01/23        515,640
  -------                                                                                                  -----------
    8,175                                                                                                    8,358,958
  -------                                                                                                  -----------

            Transportation Facilities Revenue  (1.2%)
            Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier
    1,000      Ser 2000                                                               7.375    01/01/40      1,037,930
  -------                                                                                                  -----------

            Refunded (0.7%)
            Peninsula Ports Authority of Virginia, Virginia Baptist Homes
      500      Ser 2003 A                                                             7.375    12/01/13#       600,700
  -------                                                                                                  -----------
   80,315   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $78,470,788)                                             81,500,675
  -------                                                                                                  -----------

            TAXABLE CONVERTIBLE BOND (0.2%)
            Airlines
     190    UAL Corp. (Cost $189,924) (b)                                              5.00    02/01/21        185,176
  -------                                                                                                  -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
            Reno, Nevada, Saint Mary's Regional Medical Center Ser 1998 B (MBIA)       3.98*   05/15/23      1,400,000
    1,400      (Demand 07/03/06)
            New York City Municipal Water Finance  Authority, New York, 2003
    1,200      Ser F (Demand 07/03/06)                                                 4.01*   06/15/35      1,200,000
      200   North Central Texas Health Facility Development Corporation,
               Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 07/03/06)         3.98*   12/01/15        200,000
  -------                                                                                                  -----------
    2,800   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,800,000)                              2,800,000
  -------                                                                                                  -----------
  $83,305   TOTAL INVESTMENTS (Cost $81,460,712) (c)(d)                               100.1%                84,485,851
  =======
            LIABILITIES IN EXCESS OF OTHER ASSETS                                      (0.1)                  (114,742)
                                                                                     ------                -----------
            NET ASSETS                                                                100.0%               $84,371,109
                                                                                     ======                ===========

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $14,500.

+    Joint exemption in locations shown.

#    Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

(a)  Resale is restricted to qualified institutional investors.

(b)  Taxable convertible bond issued in reorganization.

(c) Securities have been designated as collateral in an amount equal to $4,603,928 in connection with open futures contracts and securities purchased on a when-issued basis.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,638,886 and the aggregate gross unrealized depreciation is $570,248, resulting in net unrealized appreciation of $3,068,638.

Bond Insurance:
---------------

MBIA Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

                                                                 UNDERLYING
NUMBER OF   LONG/                                                FACE AMOUNT    UNREALIZED
CONTRACTS   SHORT   DESCRIPTION, DELIVERY MONTH AND YEAR           AT VALUE    APPRECIATION
---------   -----   ------------------------------------------   -----------   ------------
10          Short   U.S. Treasury Notes 10 Year September 2006   ($1,048,594)     $3,722
20          Short   U.S. Treasury Notes 5 Year September 2006     (2,068,125)      9,789
                                                                                  -------
                    Total Unrealized Appreciation                                 $13,511
                                                                                  =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                            JUNE 30, 2006 (unaudited)

Alabama                  1.2%
Arizona                  1.3
California               7.9
Colorado                 2.4
Connecticut              2.5
District of Columbia     1.2
Florida                  9.3
Hawaii                   2.0
Idaho                    1.2
Illinois                 5.1
Indiana                  2.9
Iowa                     2.5
Kansas                   2.5
Maryland                 2.8
Massachusetts            3.7
Missouri                 8.4
Nevada                   5.3
New Hampshire            1.2
New Jersey               6.4
New York                 8.5
North Carolina           1.2
Oklahoma                 1.3
Pennsylvania             3.3
South Carolina           0.6
Tennessee                3.3
Texas                    4.6
Virginia                 6.5
Washington               0.3
Wyoming                  1.9
Joint Exemptions        (1.2)
                       -----
Total                  100.1%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $3,116,719 with unrealized appreciation of $13,511.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


                                        3